Other current financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
Schedule of Other current financial assets

(CHF in millions)	12/31/2024	12/31/2023

Not yet due	182.2	158.8
Past due 1 - 90 days	58.5	42.2
Past due 91 - 180 days	5.4	8.0
Past due > 181 days	10.8	9.1
Gross Carrying Amount	257.0	218.1
Expected credit loss	(10.7)	(13.3)
Trade receivables	246.2	204.8

(CHF in millions)	12/31/2024	12/31/2023

Credit cards	12.7	16.4
Deposits	18.1	14.6
Other current financial assets	25.5	3.2
Other current financial assets at amortized cost	56.4	34.2
Other current financial assets at fair value through profit and loss	—	—
Total other current financial assets	56.4	34.2